INVESTMENT PROPERTY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
As of beginning of the year	4,994,000
Impairment losses recognized in profit or loss transferred from property, plant and equipment	4,858,000	1,617,000	¥ 10,920,000
As of end of the year	0	4,994,000
Additions from acquisitions, investment property	0	4,994,000
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(1,750,000)	(1,570,000)
Depreciation for the year	(136,000)	(180,000)
As of end of the year	(1,886,000)	(1,750,000)	(1,570,000)
Impairment for the year
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(30,509,000)	(28,892,000)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	(4,858,000)	(1,617,000)
As of end of the year	¥ (35,367,000)	¥ (30,509,000)	¥ (28,892,000)